Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLF
Disclosure Of Income Taxes [Line Items]
Assets | $	$ 179,700,736		$ 108,013,945
Liabilities | $	(197,416,950)		(168,057,562)
Beginning balance		CLF (60,043,617)		CLF (227,436,402)
Recognized in profit or loss				160,551,634
Recognized in others in comprehensive income	$ (106,494,287)		$ 70,430,145	1,923,974	$ (38,984,238)
Foreign currency translation difference				5,465,682
Other increases (decreases)				(548,505)
Ending balance				(60,043,617)
Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Beginning balance		(194,623,383)		(393,801,615)
Recognized in profit or loss				191,919,566
Foreign currency translation difference				7,258,666
Ending balance				(194,623,383)
Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Beginning balance		9,575,177		7,738,233
Recognized in profit or loss				(464,804)
Recognized in others in comprehensive income				2,308,510
Foreign currency translation difference				(6,762)
Ending balance				9,575,177
Revaluations of financial instruments [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance				456,888
Recognized in profit or loss				(93,879)
Recognized in others in comprehensive income				(387,000)
Foreign currency translation difference				23,991
Ending balance
Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Beginning balance		46,518,690		81,154,636
Recognized in profit or loss				(33,611,187)
Foreign currency translation difference				(1,024,759)
Ending balance				46,518,690
Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Beginning balance		91,579,562		87,275,541
Recognized in profit or loss				5,091,987
Foreign currency translation difference				(787,966)
Ending balance				91,579,562
Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		51,513,634		44,485,711
Recognized in profit or loss				7,238,957
Foreign currency translation difference				(211,034)
Ending balance				51,513,634
Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		3,991,087		3,502,161
Recognized in profit or loss				464,407
Foreign currency translation difference				24,519
Ending balance				3,991,087
Provision Contingencies Workers [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance				492,522
Recognized in profit or loss				(517,792)
Foreign currency translation difference				25,270
Ending balance
Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		12,544,171		14,555,712
Recognized in profit or loss				(1,995,773)
Foreign currency translation difference				(15,768)
Ending balance				12,544,171
Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		8,605,410		7,859,341
Recognized in profit or loss				801,863
Foreign currency translation difference				(55,794)
Ending balance				8,605,410
Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		14,925,260		16,380,094
Recognized in profit or loss				(899,675)
Foreign currency translation difference				(555,159)
Ending balance				14,925,260
Other Taxes
Disclosure Of Income Taxes [Line Items]
Beginning balance		(13,093,663)		(10,260,085)
Recognized in profit or loss				(2,290,049)
Recognized in others in comprehensive income				2,464
Foreign currency translation difference				2,512
Other increases (decreases)				(548,505)
Ending balance				(13,093,663)
Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance		(10,691,535)		(11,412,738)
Recognized in profit or loss				721,203
Ending balance				(10,691,535)
Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Beginning balance		(1,015,095)		(657,871)
Recognized in profit or loss				191,281
Other increases (decreases)				(548,505)
Ending balance				(1,015,095)
Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Beginning balance		(1,387,033)		1,810,524
Recognized in profit or loss				(3,202,533)
Recognized in others in comprehensive income				2,464
Foreign currency translation difference				2,512
Ending balance				(1,387,033)
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets						CLF 179,700,736	CLF 108,013,945
Liabilities						(197,416,950)	(168,057,562)
Beginning balance		(60,043,617)
Recognized in profit or loss		67,247,084
Recognized in others in comprehensive income		(3,387,940)
Foreign currency translation difference		(20,102,159)
Other increases (decreases)		(1,429,582)
Ending balance		(17,716,214)		(60,043,617)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets						79,595,812	55,197,762
Liabilities						(297,814,005)	(249,821,145)
Beginning balance		(194,623,383)
Recognized in profit or loss		13,724,680
Foreign currency translation difference		(37,319,490)
Ending balance		(218,218,193)		(194,623,383)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets						6,221,900	9,581,174
Liabilities						(65,201)	(5,997)
Beginning balance		9,575,177
Recognized in profit or loss		(48,778)
Recognized in others in comprehensive income		(3,387,932)
Foreign currency translation difference		18,232
Ending balance		6,156,699		9,575,177
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Assets						116,355,816	46,518,690
Beginning balance		46,518,690
Recognized in profit or loss		52,345,977
Foreign currency translation difference		17,491,149
Ending balance		116,355,816		46,518,690
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets						104,211,997	91,579,562
Beginning balance		91,579,562
Recognized in profit or loss		12,215,102
Foreign currency translation difference		417,333
Ending balance		104,211,997		91,579,562
Deferred Tax Assets Liabilities [Member] | Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets						50,001,807	51,513,634
Beginning balance		51,513,634
Recognized in profit or loss		(2,132,573)
Foreign currency translation difference		620,746
Ending balance		50,001,807		51,513,634
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets						1,946,340	3,991,087
Beginning balance		3,991,087
Recognized in profit or loss		(2,044,747)
Ending balance		1,946,340		3,991,087
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets						9,362,865	12,544,171
Beginning balance		12,544,171
Recognized in profit or loss		(3,189,704)
Foreign currency translation difference		8,398
Ending balance		9,362,865		12,544,171
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets						11,902,160	8,605,410
Beginning balance		8,605,410
Recognized in profit or loss		3,067,041
Foreign currency translation difference		229,709
Ending balance		11,902,160		8,605,410
Deferred Tax Assets Liabilities [Member] | Other provisions [member]
Disclosure Of Income Taxes [Line Items]
Assets						30,998,825	14,925,260
Beginning balance		14,925,260
Recognized in profit or loss		16,515,085
Foreign currency translation difference		(441,520)
Ending balance		30,998,825		14,925,260
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure Of Income Taxes [Line Items]
Assets						19,147,266	24,942,402
Liabilities						(45,369,799)	(38,036,065)
Beginning balance		(13,093,663)
Recognized in profit or loss		(10,989,897)
Recognized in others in comprehensive income		(8)
Foreign currency translation difference		(709,383)
Other increases (decreases)		(1,429,582)
Ending balance		(26,222,533)		(13,093,663)
Deferred Tax Assets Liabilities [Member] | Activation of expenses for issuance of financial debt [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities						(11,282,929)	(10,691,535)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Beginning balance		(10,691,535)
Recognized in profit or loss		(591,394)
Ending balance		(11,282,929)		(10,691,535)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase For Tax Purpose [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities						(10,177,907)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase for Tax Purposes, Other Changes [Member]
Disclosure Of Income Taxes [Line Items]
Recognized in profit or loss		(3,145,494)
Foreign currency translation difference		(404,762)
Other increases (decreases)		(6,627,651)
Ending balance		(10,177,907)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities						(2,160,549)	(1,015,095)
Beginning balance		(1,015,095)
Recognized in profit or loss		284,128
Other increases (decreases)		(1,429,582)
Ending balance		(2,160,549)		(1,015,095)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets						19,147,266	24,942,402
Liabilities						(21,748,414)	(26,329,435)
Beginning balance		(1,387,033)
Recognized in profit or loss		(7,537,137)
Recognized in others in comprehensive income		(8)
Foreign currency translation difference		(304,621)
Other increases (decreases)		6,627,651
Ending balance		CLF (2,601,148)		CLF (1,387,033)
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets						325,532,791	227,819,590
Liabilities						(343,249,005)	(287,863,207)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets						145,832,055	119,805,645
Liabilities						CLF (145,832,055)	CLF (119,805,645)